Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company

Note 18 – Condensed financial information of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements of the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statement except that the parent company used the equity method to account for investments in its subsidiaries, VIE and VIE’s subsidiaries. The parent company and its subsidiaries, and VIE were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the parent company’s stand-alone financial statements, its investments in subsidiaries and VIE were reported using the equity method of accounting. The parent company’s share of income from its subsidiaries and VIE were reported as share of income of subsidiaries, VIE and VIE subsidiaries in the accompanying parent company financial statements.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

As of December 31, 2021 and 2020, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those separately disclosed in the consolidated financial statements, if any.

	As of December 31,
	2021	2020
ASSETS
Current assets:
Cash	$9,838	$4,602,243
Deferred offering costs	-	292,000
Prepaid expenses and other current assets	103,790	-
Other receivable – related party	4,221,549	-
Non-current assets
Investment in subsidiaries and VIE	35,584,716	15,034,773

Total assets	$39,919,893	$19,929,016

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES
Due to VIE	$236,442	-
Due to related parties	-	$1,184,272

STOCKHOLDERS’ EQUITY
Common stock, $0.0001 par value, 450,000,000 shares authorized, 25,677,965 and 21,149,425 issued and outstanding at December 31, 2021 and 2020, respectively	2,568	2,115
Preferred stock, $0.0001 par value, 50,000,000 shares authorized, 750,000 issued and outstanding at December 31, 2021 and 2020	75	75
Additional paid-in capital	40,827,231	14,171,120
Statutory reserve	394,541	394,541
Retained earnings	(3,036,045)	3,353,031
Accumulated other comprehensive income	1,495,081	823,862
Total stockholders’ equity	39,683,451	18,744,744

Total liabilities and stockholders’ equity	$39,919,893	$19,929,016

	For the Years Ended December 31,
	2021	2020	2019
GENERAL AND ADMINISTRATIVE EXPENSES	$(1,937,800)	$(990,029)	$-
EQUITY IN EARNINGS (LOSS) OF SUBSIDIARIES AND VIE	(4,451,276)	4,576,721	1,278,359

NET INCOME (LOSS)	(6,389,076)	3,586,692	1,278,359
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	671,219	783,406	2,437
COMPREHENSIVE INCOME (LOSS)	$(5,717,857)	$4,370,098	$1,280,796

	For the Years Ended December 31,
	2021	2020	2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(6,389,076)	$3,586,692	$1,278,359
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation	971,200	-	-
Prepaid expenses and other current assets	188,211	-	-
Equity in losses (earnings) of subsidiaries and VIE	4,451,276	(4,576,721)	(1,278,359)
Net cash used in operating activities	(778,389)	(990,029)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Due from subsidiaries and VIE	(3,993,808)	-	-
Investment in subsidiaries and VIE	(24,330,000)	-	-
Net cash used in investing activities	(28,323,808)	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Deferred offering costs	-	(292,000)	-
Issuance of Ordinary Shares	-	4,700,000	-
Net proceeds from the Initial Public Offering	25,685,364	-	-
Repayment of related party loans	(1,175,572)	-	-
Proceeds from related party loans	-	1,184,272	-
Net cash provided by financing activities	24,509,792	5,592,272	-

CHANGES IN CASH	(4,592,405)	4,602,243	-

CASH, beginning of year	4,602,243	-	-

CASH, end of year	$9,838	$4,602,243	$-